Debt - Summary of outstanding debt (Details)	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 USD ($)	Nov. 25, 2019 USD ($)	Sep. 30, 2019 USD ($)	May 02, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 03, 2018 USD ($)
Debt Instrument [Line Items]
Total debt		$ 7,339,000,000				$ 6,244,000,000
Less: Short-term debt and current portion of long-term debt		712,000,000				251,000,000
Long-term debt		6,627,000,000				5,993,000,000
Other
Debt Instrument [Line Items]
Total debt		1,000,000				1,000,000
5.00% Senior Notes due September 2020 | Senior Notes
Debt Instrument [Line Items]
Total debt		$ 600,000,000				599,000,000
Interest rate on debt	5.00%	5.00%		5.00%
Debt face value				$ 600,000,000
2.80% Senior Notes due March 2021
Debt Instrument [Line Items]
Interest rate on debt	2.80%	2.80%
2.80% Senior Notes due March 2021 | Senior Notes
Debt Instrument [Line Items]
Total debt		$ 399,000,000				398,000,000
Interest rate on debt	2.80%	2.80%
2.20% Senior Notes due November 2022 | Senior Notes
Debt Instrument [Line Items]
Total debt		$ 497,000,000				0
Interest rate on debt	2.20%	2.20%
Debt face value			$ 500,000,000
4.00% Senior Notes due November 2023 | Senior Notes
Debt Instrument [Line Items]
Total debt		$ 348,000,000				348,000,000
Interest rate on debt	4.00%	4.00%
3.50% Senior Notes due June 2024 | Senior Notes
Debt Instrument [Line Items]
Total debt		$ 597,000,000				596,000,000
Interest rate on debt	3.50%	3.50%
3.875% Senior Notes due December 2025
Debt Instrument [Line Items]
Interest rate on debt	3.875%	3.875%
3.875% Senior Notes due December 2025 | Senior Notes
Debt Instrument [Line Items]
Total debt		$ 746,000,000				746,000,000
Interest rate on debt	3.875%	3.875%
2.875% Senior Notes due May 2026 (EUR 500M) | Senior Notes
Debt Instrument [Line Items]
Total debt		$ 550,000,000				562,000,000
Interest rate on debt	2.875%	2.875%
Debt face value | €	€ 500,000,000
8.205% Junior Subordinated Notes due January 2027 | Senior Notes
Debt Instrument [Line Items]
Total debt		$ 521,000,000				521,000,000
Interest rate on debt	8.205%	8.205%
4.50% Senior Notes due December 2028 | Senior Notes
Debt Instrument [Line Items]
Total debt		$ 346,000,000				347,000,000
Interest rate on debt	4.50%	4.50%					4.50%
Debt face value							$ 350,000,000
3.75% Senior Notes due May 2029 | Senior Notes
Debt Instrument [Line Items]
Total debt		$ 744,000,000				0
Interest rate on debt	3.75%	3.75%			3.75%
Debt face value					$ 750,000,000
6.25% Senior Notes due September 2040 | Senior Notes
Debt Instrument [Line Items]
Total debt		$ 296,000,000				296,000,000
Interest rate on debt	6.25%	6.25%
4.25% Senior Notes due December 2042 | Senior Notes
Debt Instrument [Line Items]
Total debt		$ 199,000,000				198,000,000
Interest rate on debt	4.25%	4.25%
4.45% Senior Notes due May 2043 | Senior Notes
Debt Instrument [Line Items]
Total debt		$ 246,000,000				246,000,000
Interest rate on debt	4.45%	4.45%
4.60% Senior Notes due June 2044 | Senior Notes
Debt Instrument [Line Items]
Total debt		$ 544,000,000				544,000,000
Interest rate on debt	4.60%	4.60%
4.75% Senior Notes due May 2045
Debt Instrument [Line Items]
Interest rate on debt	4.75%	4.75%
4.75% Senior Notes due May 2045 | Senior Notes
Debt Instrument [Line Items]
Total debt		$ 593,000,000				592,000,000
Interest rate on debt	4.75%	4.75%
Commercial paper
Debt Instrument [Line Items]
Total debt		$ 112,000,000				$ 250,000,000